Income Taxes - Reconciled Tax at Statutory Rates (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Income Tax Disclosure [Abstract]
Income tax (expense) benefit at statutory tax rates	$ (75.0)	$ 6.2	$ 8.8
US state income taxes, net of the federal benefit	(2.4)	(1.8)	(0.1)
Asbestos adjustments	48.3	30.2	(0.3)
Expenses not deductible	(3.4)	(2.1)	(2.0)
Non-assessable items	0.5	0.6	1.8
Foreign taxes on domestic income	(0.7)
Amortization of intangibles	2.8	1.7	2.0
Taxes on foreign income	(4.5)	(2.9)	1.1
Tax assessment in dispute		10.7
Other items	3.1	2.3	0.5
Total income tax (expense) benefit	$ (31.3)	$ 44.9	$ 11.8
Effective tax rate	9.70%	(82.20%)	(35.00%)